Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following table presents the Company’s non-financial assets and liabilities that were measured at fair value on a non-recurring basis during the year ended March 31, 2015 by level within the fair value hierarchy:

Description	Level 1	Level 2	Level 3	Total
Assets
Goodwill	$-	$-	$-	$-
Other property and equipment	$-	$22,632	$-	$22,632